SHARE- BASED COMPENSATION (Schedule of Summarized Number of Share Options) (Details)	12 Months Ended
	Dec. 31, 2025 Shares $ / shares	Dec. 31, 2024 Shares $ / shares		Dec. 31, 2023 Shares $ / shares
Employees Consultants Directors Member
Number Abstract
Outstanding on beginning of year | Shares	594,088	397,452		403,603
Granted | Shares	233,500	217,300		62,600
Exercised | Shares	0	0		0
Forfeited | Shares	(170,938)	(20,664)		(68,751)
Outstanding at end of year | Shares	656,650	594,088		397,452
Exercisable at end of year | Shares	297,771	331,746		284,183
Weighted Average Exercise Price
Outstanding on beginning of year | $ / shares	$ 18.72	$ 28.8	[1]	$ 41.7	[1]
Granted | $ / shares	1.81	2.71		8	[1]
Exercised | $ / shares	0	0		0	[1]
Forfeited | $ / shares	40.46	41.99		78.1	[1]
Outstanding at end of year | $ / shares	9.4	18.72		28.8	[1]
Exercisable at end of year | $ / shares	$ 17.89	$ 29.92		$ 34.8	[1]
Subsidiaries Employees Consultants Directors Member
Number Abstract
Outstanding on beginning of year | Shares	1,718,194	2,531,134
Granted | Shares	31,500	151,013
Exercised | Shares	(263,472)	(5,000)
Forfeited | Shares	(1,149,171)	(958,953)
Outstanding at end of year | Shares	337,051	1,718,194		2,531,134
Exercisable at end of year | Shares	205,810	1,017,367
Weighted Average Exercise Price
Outstanding on beginning of year | $ / shares	$ 2.06	$ 1.63
Granted | $ / shares	1	1.42
Exercised | $ / shares	0.22	0.19
Forfeited | $ / shares	2.69	0.82
Outstanding at end of year | $ / shares	1.29	2.06		$ 1.63
Exercisable at end of year | $ / shares	$ 1.26	$ 2.06

[1]	Number of options and weighted average exercise prices have been retroactively adjusted to reflect the reverse stock split. See Note 17(b).